================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22139

                Oppenheimer Rochester Short Term Municipal Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 8/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

   Principal                                                                                        Effective
    Amount                                                                     Coupon    Maturity   Maturity*        Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-96.5%
---------------------------------------------------------------------------------------------------------------------------
Alabama-2.1%
$   50,000  AL Drinking Water Finance Authority                                 5.700%  08/15/2013  09/30/2011(A)  $ 50,190
---------------------------------------------------------------------------------------------------------------------------
    40,000  AL Drinking Water Finance Authority(1)                              5.850   08/15/2015  09/30/2011(A)    40,142
---------------------------------------------------------------------------------------------------------------------------
     5,000  Auburn, AL GO(1)                                                    5.600   08/01/2019  09/30/2011(A)     5,021
---------------------------------------------------------------------------------------------------------------------------
   240,000  Bessemer, AL GO Warrants(1)                                         6.000   02/01/2015  09/30/2011(A)   240,802
---------------------------------------------------------------------------------------------------------------------------
   490,000  Jefferson County, AL Limited Obligation School Warrants(1)          5.500   02/15/2016  09/10/2014(B)   486,345
                                                                                                                    -------
                                                                                                                    822,500
---------------------------------------------------------------------------------------------------------------------------
Arizona-0.5%
    20,000  AZ Capital Facilities Finance Corp. (Arizona State University)(1)   6.000   09/01/2015  09/25/2011(A)    20,022
---------------------------------------------------------------------------------------------------------------------------
    80,000  Mohave County, AZ IDA (Mohave Prison)(1)                            7.500   05/01/2019  11/27/2017(B)    87,140
---------------------------------------------------------------------------------------------------------------------------
    40,000  Phoenix, AZ Civic Improvement Corp. Airport (Wastewater System)     5.375   07/01/2016  09/30/2011(A)    40,144
---------------------------------------------------------------------------------------------------------------------------
    35,000  Tucson, AZ Airport Authority(1)                                     4.750   06/01/2015  09/30/2011(A)    35,100
                                                                                                                    -------
                                                                                                                    182,406
---------------------------------------------------------------------------------------------------------------------------
California-16.3%
    35,000  Apple Valley, CA Improvement Bond Act 1915(1)                       6.900   09/02/2015  01/31/2012(A)    36,506
---------------------------------------------------------------------------------------------------------------------------
   165,000  CA Dept. of Transportation COP(1)                                   5.250   03/01/2016  09/30/2011(A)   165,639
---------------------------------------------------------------------------------------------------------------------------
   100,000  CA GO(1)                                                            4.500   04/01/2013  09/30/2011(A)   100,319
---------------------------------------------------------------------------------------------------------------------------
   100,000  CA GO(1)                                                            4.500   12/01/2013  09/30/2011(A)   100,315
---------------------------------------------------------------------------------------------------------------------------
    50,000  CA GO(1)                                                            4.625   04/01/2014  09/30/2011(A)    50,159
---------------------------------------------------------------------------------------------------------------------------
    10,000  CA GO(1)                                                            5.250   06/01/2015  12/01/2011(A)    10,117
---------------------------------------------------------------------------------------------------------------------------
    25,000  CA GO(1)                                                            5.250   10/01/2016  10/01/2011(A)    25,097
---------------------------------------------------------------------------------------------------------------------------
    10,000  CA GO                                                               5.500   03/01/2012  09/30/2011(A)    10,043
---------------------------------------------------------------------------------------------------------------------------
   100,000  CA GO(1)                                                            5.500   03/01/2013  09/30/2011(A)   100,421
---------------------------------------------------------------------------------------------------------------------------
     5,000  CA GO(1)                                                            5.500   04/01/2013  09/30/2011(A)     5,021
---------------------------------------------------------------------------------------------------------------------------
   125,000  CA GO(1)                                                            5.500   03/01/2014  09/30/2011(A)   125,520
---------------------------------------------------------------------------------------------------------------------------
    25,000  CA GO(1)                                                            5.500   06/01/2015  09/30/2011(A)    25,104
---------------------------------------------------------------------------------------------------------------------------
    15,000  CA GO(1)                                                            5.750   11/01/2017  11/01/2011(A)    15,122
---------------------------------------------------------------------------------------------------------------------------
    10,000  CA GO(1)                                                            6.000   08/01/2013  02/01/2012(A)    10,226
---------------------------------------------------------------------------------------------------------------------------
    15,000  CA M-S-R Public Power Agency (San Juan)(1)                          6.125   07/01/2013  01/05/2013(B)    15,665
---------------------------------------------------------------------------------------------------------------------------
    50,000  CA Public Works(1)                                                  4.750   10/01/2014  09/30/2011(A)    50,128
---------------------------------------------------------------------------------------------------------------------------
    15,000  CA Public Works (California Community Colleges)(1)                  4.750   12/01/2015  12/01/2011(A)    15,108
---------------------------------------------------------------------------------------------------------------------------
    75,000  CA Public Works (California Community Colleges)(1)                  5.250   12/01/2016  09/30/2011(A)    75,191
---------------------------------------------------------------------------------------------------------------------------
   100,000  CA Public Works (California Community Colleges)                     5.250   09/01/2019  09/30/2011(A)   100,250
---------------------------------------------------------------------------------------------------------------------------
   250,000  CA Public Works (California State University)(1)                    5.000   09/01/2015  09/30/2011(A)   250,660
---------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

   Principal                                                                              Effective
    Amount                                                         Coupon      Maturity   Maturity*      Value
----------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------
$   150,000   CA Public Works (California State University)(1)      5.250%    10/01/2015  09/30/2011(A) $150,425
----------------------------------------------------------------------------------------------------------------
     50,000    CA Public Works (California State University)(1)     5.500     09/01/2015  09/30/2011(A)   50,154
----------------------------------------------------------------------------------------------------------------
    125,000   CA Public Works (California University)               5.125     10/01/2011  09/30/2011(A)  125,463
----------------------------------------------------------------------------------------------------------------
     40,000    CA Public Works (Dept. of Corrections)               5.000     09/01/2011  09/01/2011      40,000
----------------------------------------------------------------------------------------------------------------
     25,000    CA Public Works (Dept. of Corrections)               5.500     10/01/2019  09/30/2011(A)   25,069
----------------------------------------------------------------------------------------------------------------
     10,000    CA Public Works (Dept. of Food & Agriculture)        5.400     06/01/2013  09/30/2011(A)   10,034
----------------------------------------------------------------------------------------------------------------
     15,000    CA Public Works (Dept. of Veterans Affairs)          5.250     11/01/2013  11/01/2011(A)   15,096
----------------------------------------------------------------------------------------------------------------
    100,000   CA Public Works (Dept. of Youth Authority)            5.500     10/01/2017  09/30/2011(A)  100,275
----------------------------------------------------------------------------------------------------------------
     50,000    CA Public Works (Energy Efficiency)                  4.500     10/01/2012  09/30/2011(A)   50,140
----------------------------------------------------------------------------------------------------------------
     75,000    CA Public Works (State Universities)                 5.500     12/01/2018  09/30/2011(A)   75,206
---------------------------------------------------------------------------------------------------------- -----
     65,000    CA Public Works (Various Community Colleges)         5.500     09/01/2011  09/01/2011      65,000
----------------------------------------------------------------------------------------------------------------
     45,000    CA Public Works (Various Community Colleges)(1)      5.625     03/01/2016  09/30/2011(A)   45,132
----------------------------------------------------------------------------------------------------------------
    550,000   CA Public Works (Various Community Colleges)(1)       5.625     03/01/2019  09/30/2011(A)  551,568
----------------------------------------------------------------------------------------------------------------
     50,000    CA Public Works (Various State Universities)         5.250     12/01/2013  09/30/2011(A)   50,175
----------------------------------------------------------------------------------------------------------------
     30,000    CA Public Works (Various State Universities)         5.375     12/01/2019  09/30/2011(A)   30,078
----------------------------------------------------------------------------------------------------------------
    200,000   CA Statewide CDA(1)                                   5.000     06/15/2013  06/15/2013     215,140
------------------------------------------------------------------------------------------------------------ ---
     25,000    CA Water Resource Devel. GO, Series M(1)             4.900     10/01/2013  09/30/2011(A)   25,508
----------------------------------------------------------------------------------------------------------------
     30,000    CA Water Resource Devel. GO,
               Series N(1)                                          5.500     06/01/2016  09/30/2011(A)   30,124
----------------------------------------------------------------------------------------------------------------
     35,000    CA Water Resource Devel. GO,
               Series P(1)                                          5.800     06/01/2015  09/30/2011(A)   35,154
----------------------------------------------------------------------------------------------------------------
     50,000    Chico, CA Public Financing
               Authority(1)                                         4.700     04/01/2015  04/01/2012(A)   50,482
----------------------------------------------------------------------------------------------------------------
     125,000   Fontana, CA Redevel. Agency (Jurupa Hills)(1)        5.500     10/01/2017  10/01/2011(A)  125,175
----------------------------------------------------------------------------------------------------------------
     20,000    Fresno, CA Joint Powers Financing
               Authority (Exhibit Hall Expansion)(1)                5.000     09/01/2013  09/30/2011(A)   20,073
----------------------------------------------------------------------------------------------------------------
    750,000   Hesperia, CA Unified School District
              COP (Interim School Facility Funding)(1)              3.850(2)  02/01/2028  09/01/2011(A)  750,000
----------------------------------------------------------------------------------------------------------------
    125,000   Inland Valley, CA Devel. Agency Tax Allocation(1)     5.500     04/01/2014  04/01/2014     141,056
----------------------------------------------------------------------------------------------------------------
    50,000    Los Angeles, CA Parking System(1)                     5.125     05/01/2016  11/01/2011(A)   50,291
----------------------------------------------------------------------------------------------------------------
    25,000    Los Angeles, CA State Building Authority(1)           5.500     10/01/2016  10/01/2011(A)   25,069
----------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

   Principal                                                                                         Effective
    Amount                                                                       Coupon   Maturity    Maturity*        Value
------------------------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------------------------
$     100,000  Mojave, CA Unified School District
               School Facilities Improvement
               District No. 1(1)                                                 5.250%  08/01/2016  08/01/2012(A)  $  102,633
------------------------------------------------------------------------------------------------------------------------------
       70,000  Montebello, CA COP(1)                                             5.300   11/01/2018  11/01/2011(A)      71,371
------------------------------------------------------------------------------------------------------------------------------
       20,000  Oroville, CA Hospital(1)                                          5.400   12/01/2017  09/30/2011(A)      20,039
------------------------------------------------------------------------------------------------------------------------------
       20,000  Pomona, CA Public Financing Authority                             4.900   02/01/2012  09/30/2011(A)      20,044
------------------------------------------------------------------------------------------------------------------------------
       40,000  Rancho Cucamonga, CA Redevel.
               Agency (Rancho Redevel.)(1)                                       5.000   09/01/2013  09/01/2013         41,772
------------------------------------------------------------------------------------------------------------------------------
      300,000  Riverside County, CA Asset Leasing
               Corp. (Riverside County Hospital)(1)                              5.700   06/01/2016  06/01/2012(A)     311,091
------------------------------------------------------------------------------------------------------------------------------
       80,000  Sacramento, CA City Financing
               Authority (California EPA Building)                               5.000   05/01/2013  09/30/2011(A)      80,104
------------------------------------------------------------------------------------------------------------------------------
       40,000  Sacramento, CA City Financing
               Authority (California EPA Building)                               5.000   05/01/2014  09/30/2011(A)      40,052
------------------------------------------------------------------------------------------------------------------------------
      250,000  Saddleback Valley, CA Unified
               School District(1)                                                5.650   09/01/2017  09/26/2011(A)     250,910
------------------------------------------------------------------------------------------------------------------------------
       20,000  San Diego, CA Convention Center(1)                                5.250   04/01/2015  09/30/2011(A)      20,051
------------------------------------------------------------------------------------------------------------------------------
       50,000  San Diego, CA Convention Center Expansion Financing Authority     5.250   04/01/2013  09/30/2011(A)      50,140
------------------------------------------------------------------------------------------------------------------------------
      305,000  San Francisco, CA City & County
               Redevel. Financing Authority
               (Mission Bay North Redevel.)(1)                                   4.500   08/01/2015  08/01/2015        318,383
------------------------------------------------------------------------------------------------------------------------------
       50,000  Santa Ana, CA Community Redevel.
               Agency (South Main Street)(1)                                     5.000   09/01/2015  09/01/2013(A)      51,865
------------------------------------------------------------------------------------------------------------------------------
      325,000  Santa Clara, CA Redevel. Agency Tax
               Allocation (Bayshore North)(1)                                    5.250   06/01/2019  12/01/2011(A)     326,099
------------------------------------------------------------------------------------------------------------------------------
      105,000  Saugus, CA Union School District(1)                               4.000   09/01/2016  09/01/2016        105,995
------------------------------------------------------------------------------------------------------------------------------
       40,000  Stockton, CA COP (Wastewater System)(1)                           5.125   09/01/2016  09/30/2011(A)      40,065
------------------------------------------------------------------------------------------------------------------------------
       40,000  Temecula, CA Redevel. Agency(1)                                   4.900   08/01/2016  09/30/2011(A)      40,046
------------------------------------------------------------------------------------------------------------------------------
      450,000  West Contra Costa, CA Unified School District(1)                  5.000   02/01/2013  02/01/2013        463,806
                                                                                                                     ---------
                                                                                                                     6,492,964
------------------------------------------------------------------------------------------------------------------------------
Colorado-0.3%
      100,000  Broomfield, CO Water Activity                                     5.500   12/01/2018  09/30/2011(A)     101,355
------------------------------------------------------------------------------------------------------------------------------
       20,000  Larimer County, CO School District No. R-001 Poudre(1)            7.000   12/15/2016  04/07/2015(B)      24,697
                                                                                                                       -------
                                                                                                                       126,052
------------------------------------------------------------------------------------------------------------------------------
Connecticut-0.1%
      40,000  CT GO(1)                                                          5.125    11/15/2013  11/15/2011(A)      40,384
------------------------------------------------------------------------------------------------------------------------------
District of Columbia-4.4%
      1,750,000  Metropolitan Washington D.C. Airport
                 Authority, Series A-1(1)                                       0.300(2) 10/01/2039  09/01/2011(A)   1,750,000
------------------------------------------------------------------------------------------------------------------------------
Florida-7.2%
      250,000  Brevard County, FL Local Optional Fuel Tax(1)                    5.000    08/01/2017  08/01/2015(A)     266,853
------------------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)


   Principal                                                                                       Effective
    Amount                                                                   Coupon     Maturity   Maturity*      Value
-----------------------------------------------------------------------------------------------------------------------------
Florida Continued
-----------------------------------------------------------------------------------------------------------------------------
$        35,000  Broward County, FL Airport System (Passenger Facility)       5.125%    10/01/2017  09/30/2011(A)    $ 35,088
-----------------------------------------------------------------------------------------------------------------------------
         65,000  Broward County, FL Airport System (Passenger Facility)(1)    5.125     10/01/2018  09/30/2011(A)      65,207
-----------------------------------------------------------------------------------------------------------------------------
        100,000  Dade County, FL GO (Seaport)                                 5.750     10/01/2015  09/30/2011(A)     100,435
-----------------------------------------------------------------------------------------------------------------------------
         50,000  Englewood, FL Water District                                 4.750     10/01/2013  09/30/2011(A)      50,164
-----------------------------------------------------------------------------------------------------------------------------
        100,000  Escambia County, FL Utilities Authority(1)                   6.250     01/01/2015  08/27/2014(B)     108,140
-----------------------------------------------------------------------------------------------------------------------------
        150,000  FL Municipal Loan Council(1)                                 5.250     12/01/2015  12/01/2013(A)     160,347
-----------------------------------------------------------------------------------------------------------------------------
        225,000  FL Municipal Power Agency(1)                                 4.199(2)  10/01/2013  10/01/2011(A)     218,918
-----------------------------------------------------------------------------------------------------------------------------
         50,000  FL Water Pollution Control                                   5.500     01/15/2015  09/30/2011(A)      50,210
-----------------------------------------------------------------------------------------------------------------------------
          5,000  Fort Pierce, FL Utilities Authority(1)                       5.375     10/01/2015  09/30/2011(A)       5,017
-----------------------------------------------------------------------------------------------------------------------------
         75,000  Jacksonville, FL Capital Improvement (Gator Bowl)(1)         5.250     10/01/2017  09/30/2011(A)      75,260
-----------------------------------------------------------------------------------------------------------------------------
         25,000  Jacksonville, FL Sales Tax(1)                                5.500     10/01/2015  10/01/2011(A)      25,118
-----------------------------------------------------------------------------------------------------------------------------
        150,000  Jacksonville, FL Sales Tax(1)                                5.500     10/01/2018  10/01/2011(A)     150,705
-----------------------------------------------------------------------------------------------------------------------------
        245,000  Lauderhill, FL Sales Tax(1)                                  4.100     10/01/2014  10/01/2011(A)     245,409
-----------------------------------------------------------------------------------------------------------------------------
        305,000  Lee, FL Memorial Health System
                 Board of Directors (LMH/CaMH
                 Obligated Group)(1)                                          5.750     04/01/2014  04/01/2012(A)     314,333
-----------------------------------------------------------------------------------------------------------------------------
        200,000  Miami-Dade County, FL Aviation
                 (Miami International Airport)(1)                             5.500     10/01/2016  10/01/2011(A)     202,724
-----------------------------------------------------------------------------------------------------------------------------
        200,000  Miami-Dade County, FL Educational
                 Facilities Authority Floaters(1)                             0.230(2)  04/01/2038  09/01/2011(A)     200,000
-----------------------------------------------------------------------------------------------------------------------------
        200,000  Osceola County, FL Infrastructure Sales Surtax(1)            5.375     10/01/2017  10/01/2012(A)     208,472
-----------------------------------------------------------------------------------------------------------------------------
          5,000  Palm Beach County, FL Health
                 Facilities Authority (Jupiter Medical Center)                5.250     08/01/2013  09/30/2011(A)       5,016
-----------------------------------------------------------------------------------------------------------------------------
        240,000  Pinellas County, FL Educational
                 Facilities Authority (Barry University)(1)                   6.250     10/01/2015  10/01/2011(A)     241,200
-----------------------------------------------------------------------------------------------------------------------------
         50,000  Sebring, FL Water & Wastewater(1)                            5.250     01/01/2019  01/01/2013(A)      52,363
-----------------------------------------------------------------------------------------------------------------------------
         95,000  Tallahassee, FL Health Facilities
                 (Tallahassee Memorial Medical Center)(1)                     6.000     12/01/2015  09/30/2011(A)      95,276
                                                                                                                    ---------
                                                                                                                    2,876,255
-----------------------------------------------------------------------------------------------------------------------------
Georgia-0.1%
         35,000  Colquitt County, GA Hospital
                 Authority Anticipation Certificates(1)                       5.500     03/01/2016  03/01/2012(A)      35,813
-----------------------------------------------------------------------------------------------------------------------------
Illinois-12.6%
        500,000  Chicago, IL Board of Education(1)                            5.000     12/01/2015  12/01/2012(A)     523,130
-----------------------------------------------------------------------------------------------------------------------------
        400,000  Chicago, IL GO(1)                                            5.125     01/01/2015  07/08/2014(B)     436,504
-----------------------------------------------------------------------------------------------------------------------------
        200,000  Chicago, IL GO(1)                                            5.750     01/01/2014  09/30/2011(A)     200,816
-----------------------------------------------------------------------------------------------------------------------------
         75,000  Chicago, IL GO                                               5.750     01/01/2016  09/30/2011(A)      75,306
-----------------------------------------------------------------------------------------------------------------------------
         75,000  Chicago, IL Midway Airport, Series B                         5.375     01/01/2014  09/30/2011(A)      76,015
-----------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)


   Principal                                                                                            Effective
    Amount                                                                      Coupon      Maturity    Maturity*         Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Continued
-----------------------------------------------------------------------------------------------------------------------------------
$      140,000  Chicago, IL Midway Airport, Series B(1)                           5.375%    01/01/2016  01/01/2012(A)    $  141,831
-----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chicago, IL O'Hare International Airport                          5.500     01/01/2019  09/30/2011(A)        25,336
-----------------------------------------------------------------------------------------------------------------------------------
       100,000  Chicago, IL Park District                                         5.500     01/01/2014  09/30/2011(A)       100,402
-----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chicago, IL Park District (Aquarium & Museum)                     5.800     01/01/2019  09/30/2011(A)        25,098
-----------------------------------------------------------------------------------------------------------------------------------
       115,000  Cook County, IL Forest Preservation District(1)                   5.375     12/15/2015  12/15/2011(A)       116,585
-----------------------------------------------------------------------------------------------------------------------------------
       275,000  Cook County, IL GO(1)                                             5.250     11/15/2015  11/15/2012(A)       287,216
-----------------------------------------------------------------------------------------------------------------------------------
       250,000  IL Civic Center(1)                                                5.000     12/15/2015  09/30/2011(A)       250,915
-----------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Devel. Finance Authority Pollution Control (Amerencips)(1)     5.500     03/01/2014  09/30/2011(A)        50,005
-----------------------------------------------------------------------------------------------------------------------------------
     1,200,000  IL GO(1)                                                          3.250(2)  10/01/2033  09/01/2011(A)     1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
        60,000  IL GO(1)                                                          5.250     10/01/2015  10/01/2013(A)        64,765
-----------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Health Facilities Authority (RPSLMC/RNSMC Obligated Group)     5.250     11/15/2014  09/30/2011(A)        50,087
-----------------------------------------------------------------------------------------------------------------------------------
        20,000  IL Regional Transportation Authority(1)                           5.375     06/01/2015  06/01/2012(A)        20,977
-----------------------------------------------------------------------------------------------------------------------------------
       250,000  IL Regional Transportation Authority(1)                           5.375     06/01/2017  06/01/2012(A)       262,208
-----------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Sales Tax(1)                                                   5.375     06/15/2015  09/30/2011(A)        15,053
-----------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Sales Tax(1)                                                   5.500     06/15/2014  09/30/2011(A)        50,189
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Lemont, IL GO(1)                                                  4.850     12/01/2016  09/30/2011(A)     1,003,530
-----------------------------------------------------------------------------------------------------------------------------------
        30,000  Will County, IL School District
                No. 122(1)                                                        5.250     11/01/2018  11/01/2011(A)        30,176
                                                                                                                          ---------
                                                                                                                          5,006,144
-----------------------------------------------------------------------------------------------------------------------------------
Indiana-0.2%
       45,000  Delaware County, IN Redevel. District(1)                           6.875     02/01/2018  09/30/2011(A)        45,072
-----------------------------------------------------------------------------------------------------------------------------------
       30,000  Fishers, IN Sewage Works                                           5.000     01/01/2019  09/30/2011(A)        30,108
                                                                                                                          ---------
                                                                                                                             75,180
-----------------------------------------------------------------------------------------------------------------------------------
Kansas-0.1%
       50,000  Wichita, KS Hospital (Via Christi Hospitals)(1)                    6.250     11/15/2018  11/15/2011(A)        50,956
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky-0.1%
       10,000  Owensboro, KY Water(1)                                             4.600     09/15/2013  09/30/2011(A)        10,031
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  Owensboro, KY Water(1)                                             4.750     09/15/2015  09/30/2011(A)        20,067
                                                                                                                          ---------
                                                                                                                             30,098
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana-0.7%
       25,000  Jefferson Parish, LA Hospital Service District No. 2(1)            5.250     07/01/2014  09/30/2011(A)        25,074
-----------------------------------------------------------------------------------------------------------------------------------
       15,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)     5.500     07/15/2018  09/30/2011(A)        15,014
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  New Orleans, LA Sewage Service(1)                                  5.375     06/01/2015  09/30/2011(A)       201,484
-----------------------------------------------------------------------------------------------------------------------------------

5 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

 Principal                                                                           Effective
  Amount                                                     Coupon      Maturity    Maturity*       Value
--------------------------------------------------------------------------------------------------------------
Louisiana Continued
$    20,000  Orleans Parish, LA School Board, Series B(1)     5.200%    02/01/2014  09/30/2011(A)   $   20,012
                                                                                                     ---------
                                                                                                       261,584
--------------------------------------------------------------------------------------------------------------
Maine-0.0%
     15,000  ME H&HEFA (Mid Coast
             Hospital/Community Partners
             Obligated Group)                                 5.600     07/01/2014  09/30/2011(A)       15,060
--------------------------------------------------------------------------------------------------------------
Maryland-0.1%
     25,000  MD H&HEFA (Medlantic/Helix Parent)(1)            5.250     08/15/2013  09/30/2011(A)       25,071
--------------------------------------------------------------------------------------------------------------
Massachusetts-0.4%
     10,000  MA Special Obligation (Consolidated Loan)(1)     6.209(2)  06/01/2017  09/01/2011(A)       10,193
--------------------------------------------------------------------------------------------------------------
    100,000  Triton, MA Regional School District              5.000     04/01/2016  09/30/2011(A)      101,379
--------------------------------------------------------------------------------------------------------------
     65,000  Worcester, MA GO                                 5.000     07/01/2012  09/30/2011(A)       65,251
                                                                                                     ---------
                                                                                                       176,823
--------------------------------------------------------------------------------------------------------------
Michigan-3.4%
     35,000  Detroit, MI Downtown Devel. Authority(1)         5.000     07/01/2018  08/31/2015(B)       33,077
--------------------------------------------------------------------------------------------------------------
     50,000  Detroit, MI GO(1)                                5.375     04/01/2014  10/01/2011(A)       50,028
--------------------------------------------------------------------------------------------------------------
    465,000  Fairview, MI Area Schools(1)                     4.375     05/01/2013  11/01/2011(A)      467,241
--------------------------------------------------------------------------------------------------------------
    500,000  Hazel Park, MI School District(1)                5.000     05/01/2014  05/01/2012(A)      513,645
--------------------------------------------------------------------------------------------------------------
    100,000  MI Hospital Finance Authority
             (OH/OUH/OHP Obligated Group)(1)                  5.500     11/01/2018  11/01/2013(A)      104,127
--------------------------------------------------------------------------------------------------------------
     10,000  MI Hsg. Devel. Authority (BGC-II
             Nonprofit Hsg. Corp.)(1)                         5.500     01/15/2018  09/30/2011(A)       10,018
--------------------------------------------------------------------------------------------------------------
     50,000  MI Municipal Bond Authority(1)                   5.550     11/01/2012  09/30/2011(A)       50,124
--------------------------------------------------------------------------------------------------------------
     25,000  Northern MI University                           4.750     12/01/2013  09/30/2011(A)       25,075
--------------------------------------------------------------------------------------------------------------
     30,000  Romulus Township, MI Community Schools(1)        5.250     05/01/2015  11/01/2011(A)       30,215
--------------------------------------------------------------------------------------------------------------
     75,000  Wayne County, MI Building Authority(1)           5.250     06/01/2016  09/30/2011(A)       75,290
                                                                                                     ---------
                                                                                                     1,358,840
--------------------------------------------------------------------------------------------------------------
Minnesota-0.1%
     20,000  Plymouth, MN Health Facilities
             (Health Span Health System/North
             Memorial Medical Center
             Obligated Group)(1)                              6.250     06/01/2016  09/30/2011(A)       20,025
--------------------------------------------------------------------------------------------------------------
Missouri-1.7%
     20,000  MO Environmental Improvement
             & Energy Resources Authority(1)                  5.400     07/01/2015  09/30/2011(A)       20,079
--------------------------------------------------------------------------------------------------------------
     10,000  MO H&EFA (FHS/FNH Obligated Group)(1)            5.375     02/15/2014  09/30/2011(A)       10,032
--------------------------------------------------------------------------------------------------------------
     65,000  MO Monarch-Chesterfield Levee District           5.450     03/01/2014  09/30/2011(A)       65,239
--------------------------------------------------------------------------------------------------------------

6 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

 Principal                                                                             Effective
  Amount                                                       Coupon      Maturity    Maturity*         Value
-----------------------------------------------------------------------------------------------------------------
Missouri Continued
$    580,000  MO Monarch-Chesterfield Levee District            5.750%    03/01/2019  09/30/2011(A)  $    582,082
                                                                                                      -----------
                                                                                                         677,432
-----------------------------------------------------------------------------------------------------------------
Nevada-0.7%
     250,000  Clark County, NV School District(1)               5.000     06/15/2016  12/15/2015(A)       286,625
-----------------------------------------------------------------------------------------------------------------
New Jersey-6.6%
     150,000  Lacey, NJ Municipal Utilities
              Authority(1)                                      5.000     12/01/2015  12/01/2013(A)       159,527
-----------------------------------------------------------------------------------------------------------------
     85,000   NJ Educational Facilities Authority
              (University of Medicine and
              Dentistry of New Jersey)(1)                       6.000     12/01/2017  06/28/2017(B)        94,135
-----------------------------------------------------------------------------------------------------------------
     250,000  NJ Higher Education Student
              Assistance Authority (Student Loans)(1)           5.000     06/01/2014  06/01/2014          269,078
-----------------------------------------------------------------------------------------------------------------
     325,000  NJ Hsg. & Mtg. Finance Agency,
              Series AA(1)                                      5.250     04/01/2016  04/01/2016          352,505
-----------------------------------------------------------------------------------------------------------------
   1,750,000  NJ Turnpike Authority(1)                          0.280(2)  01/01/2024  09/01/2011(A)     1,750,000
                                                                                                      -----------
                                                                                                       2,625,245
-----------------------------------------------------------------------------------------------------------------
New York-10.9%
      50,000  Greenport, NY GO(1)                               4.800     09/15/2013  09/30/2011(A)        50,177
-----------------------------------------------------------------------------------------------------------------
   1,250,000  L.I., NY Power Authority, Series O(1)             2.400(2)  12/01/2029  09/01/2011(A)     1,250,000
-----------------------------------------------------------------------------------------------------------------
     180,000  NY MTA, Series A(1)                               5.500     11/15/2019  11/15/2012(A)       188,332
-----------------------------------------------------------------------------------------------------------------
   1,500,000  NYC GO                                            0.330(2)  08/01/2014  05/05/2013(B)     1,500,000
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Brookdale Hospital Medical Center)(1)     5.200     02/15/2016  09/30/2011(A)        50,149
-----------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (MMC/GSHMC/SCHRC
              Obligated Group)                                  5.350     07/01/2012  09/30/2011(A)       100,406
-----------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Special Act School Districts)(1)          6.000     07/01/2019  09/30/2011(A)        20,076
-----------------------------------------------------------------------------------------------------------------
     600,000  NYS DA (Upstate Community Colleges)(1)            5.125     07/01/2017  07/01/2014(A)       662,568
-----------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (Wyckoff Heights Medical Center)(1)        5.200     02/15/2014  09/30/2011(A)       100,346
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS ERDA (LILCO)(1)                               5.150     03/01/2016  09/30/2011(A)        51,179
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS ERDA (LILCO)(1)                               5.150     03/01/2016  09/30/2011(A)        50,937
-----------------------------------------------------------------------------------------------------------------
      25,000  NYS GO(1)                                         6.618(2)  08/01/2015  09/01/2011(A)        25,024
-----------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Hospital & Nursing Home)(1)              5.150     11/01/2016  09/30/2011(A)        15,068
-----------------------------------------------------------------------------------------------------------------
      50,000  NYS Thruway Authority(1)                          5.500     04/01/2017  04/01/2012(A)        51,371
-----------------------------------------------------------------------------------------------------------------
      15,000  Oneida County, NY IDA
              (Presbyterian Home for Central, NY)(1)            5.000     03/01/2014  03/01/2012(A)        15,311
-----------------------------------------------------------------------------------------------------------------
      40,000  Port Authority  NY/NJ, 116th Series(1)            4.500     10/01/2018  09/30/2011(A)        40,086
-----------------------------------------------------------------------------------------------------------------
      50,000  Port Authority  NY/NJ, 116th Series               5.250     10/01/2014  09/30/2011(A)        50,196
-----------------------------------------------------------------------------------------------------------------
      60,000  Utica, NY IDA (Munson-Williams-
              Proctor Arts Institute)                           5.500     07/15/2016  09/30/2011(A)        60,224
-----------------------------------------------------------------------------------------------------------------

7 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

 Principal                                                                       Effective
  Amount                                                    Coupon   Maturity    Maturity*         Value
-------------------------------------------------------------------------------------------------------------
New York Continued
$   40,000  Waterford, NY GO                                6.000%    09/01/2012  09/30/2011(A)  $     40,147
                                                                                                   ----------
                                                                                                    4,321,597
-------------------------------------------------------------------------------------------------------------
Ohio-6.7%
   750,000  Akron, OH Sewer System(1)                       5.000     12/01/2015  12/01/2015          797,415
-------------------------------------------------------------------------------------------------------------
   150,000  Akron, OH Sewer System(1)                       5.000     12/01/2017  12/01/2017          159,330
-------------------------------------------------------------------------------------------------------------
   915,000  Akron, OH Waterworks(1)                         5.250     12/01/2017  12/01/2012(A)       951,893
-------------------------------------------------------------------------------------------------------------
    10,000  Cuyahoga County, OH Hospital
            (Metro Health System)                           5.125     02/15/2013  09/30/2011(A)        10,031
-------------------------------------------------------------------------------------------------------------
    80,000  Cuyahoga County, OH Hospital
            (Metro Health System)(1)                        5.125     02/15/2015  09/30/2011(A)        80,222
-------------------------------------------------------------------------------------------------------------
    20,000  Hamilton County, OH Sales Tax(1)                5.750     12/01/2016  12/01/2011(A)        20,218
-------------------------------------------------------------------------------------------------------------
    50,000  Lorain County, OH Health Care
            Facilities (Kendal at Oberlin)                  5.375     02/01/2012  09/30/2011(A)        50,114
-------------------------------------------------------------------------------------------------------------
   555,000  Solon, OH School District(1)                    5.500     12/01/2016  08/27/2014(B)       585,081
                                                                                                   ----------
                                                                                                    2,654,304
-------------------------------------------------------------------------------------------------------------
Oregon-0.3%
    10,000  OR Bond Bank (Economic &
            Community Devel.)(1)                            5.400     01/01/2019  09/30/2011(A)        10,034
-------------------------------------------------------------------------------------------------------------
    10,000  OR Bond Bank (Economic Devel. Dept.)            5.000     01/01/2012  09/30/2011(A)        10,038
-------------------------------------------------------------------------------------------------------------
    80,000  OR Bond Bank (Economic Devel. Dept.)            5.100     01/01/2018  09/30/2011(A)        80,254
-------------------------------------------------------------------------------------------------------------
    30,000  Portland, OR Gas Tax(1)                         4.800     06/01/2014  09/30/2011(A)        30,109
                                                                                                   ----------
                                                                                                      130,435
-------------------------------------------------------------------------------------------------------------
Pennsylvania-8.3%
   250,000  Allegheny County, PA HEBA
            (Carlow University)(1)                          4.500     11/01/2016  11/01/2016          252,165
-------------------------------------------------------------------------------------------------------------
   200,000  Dauphin County, PA General
            Authority (PHH/PHS/PHMS
            Obligated Group)(1)                             5.250     06/01/2017  06/13/2016(B)       220,396
-------------------------------------------------------------------------------------------------------------
    35,000  Montgomery County, PA HEHA
            (HRHS/HRPAS/HRMCO/HRVNA
            Obligated Group)(1)                             5.250     10/01/2017  09/30/2011(A)        35,018
-------------------------------------------------------------------------------------------------------------
   100,000  PA EDFA (Waste
            Management/Waste Management
            of Pennsylvania Obligated Group)(1)             2.750     09/01/2013  09/01/2013          101,838
-------------------------------------------------------------------------------------------------------------
    40,000  PA St. Mary Hospital Authority
            (Franciscan Health)(1)                          7.000     06/15/2015  09/30/2011(A)        40,120
-------------------------------------------------------------------------------------------------------------
   275,000  Philadelphia, PA Redevel. Authority
            (Neighborhood Transformation)(1)                5.500     04/15/2015  04/15/2012(A)       283,357
-------------------------------------------------------------------------------------------------------------
   460,000  Philadelphia, PA School District(1)             5.000     08/01/2018  08/01/2015(A)       499,721
-------------------------------------------------------------------------------------------------------------
   100,000  Reading, PA GO(1)                               4.750     11/15/2013  11/15/2013          100,952
-------------------------------------------------------------------------------------------------------------
 1,750,000  St. Mary Hospital Authority Bucks
            County, PA (Catholic Health Initiatives)(1)     0.280(2)  03/01/2032  09/01/2011(A)     1,750,000
                                                                                                   ----------
                                                                                                    3,283,567

8 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

 Principal                                                                     Effective
  Amount                                                 Coupon    Maturity    Maturity*         Value
--------------------------------------------------------------------------------------------------------
Rhode Island-0.4%
$   15,000  Providence, RI Public Building
            Authority, Series B(1)                        5.375%  12/15/2016  09/30/2011(A)   $   15,027
--------------------------------------------------------------------------------------------------------
   150,000  RI Health & Educational Building
            Corp. (RIH/TMH Obligated Group)(1)            5.500   05/15/2016  09/30/2011(A)      150,396
                                                                                                 -------
                                                                                                 165,423
--------------------------------------------------------------------------------------------------------
Tennessee-1.4%
    35,000  Memphis, TN HE&HFB (Graceland
            Gardens Apartments)(1)                        8.000   03/01/2019  03/01/2012(A)       35,455
--------------------------------------------------------------------------------------------------------
   200,000  TN Energy Acquisition Gas Corp.(1)            5.250   09/01/2017  09/01/2017         204,894
--------------------------------------------------------------------------------------------------------
   100,000  TN Energy Acquisition Gas Corp.(1)            5.250   09/01/2018  09/01/2018         100,999
--------------------------------------------------------------------------------------------------------
   200,000  TN Energy Acquisition Gas Corp.(1)            5.250   09/01/2019  09/01/2019         200,898
                                                                                                 -------
                                                                                                 542,246
--------------------------------------------------------------------------------------------------------
Texas-4.0%
    35,000  Alamo, TX Community College District(1)       5.375   11/01/2015  11/01/2011(A)       35,293
--------------------------------------------------------------------------------------------------------
   100,000  Austin, TX Hotel Occupancy Tax
            (Convention Center/ Waller Creek)             5.250   11/15/2019  09/30/2011(A)      100,315
--------------------------------------------------------------------------------------------------------
   225,000  Clifton, TX Higher Education Finance
            Corp. (Tejano Center Community
            Concerns)(1)                                  7.750   02/15/2018  01/31/2016(B)      244,494
--------------------------------------------------------------------------------------------------------
    50,000  Corpus Christi, TX Business & Job
            Devel. Corp. (Seawall)                        5.375   03/01/2014  09/30/2011(A)       50,163
--------------------------------------------------------------------------------------------------------
    50,000  Greenville, TX Electric Utility System(1)     4.750   02/15/2015  09/30/2011(A)       50,170
--------------------------------------------------------------------------------------------------------
   500,000  Houston, TX Airport System Floaters(1)        0.310(2)07/01/2032  09/01/2011(A)      500,000
--------------------------------------------------------------------------------------------------------
    15,000  Houston, TX Higher Education
            Finance Corp. (St. John's School)(1)          4.875   08/15/2015  09/30/2011(A)       15,050
--------------------------------------------------------------------------------------------------------
   215,000  Newark, TX Cultural Education
            Facilities Finance Corp.(1)                   7.250   08/15/2021  09/29/2017(A)      222,732
--------------------------------------------------------------------------------------------------------
    55,000  Salado, TX Independent School District(1)     5.125   02/15/2017  09/30/2011(A)       55,224
--------------------------------------------------------------------------------------------------------
    40,000  TX GO                                         5.250   08/01/2012  09/30/2011(A)       40,164
--------------------------------------------------------------------------------------------------------
   100,000  TX Lower Colorado River Authority(1)          5.375   05/15/2014  05/15/2012(A)      103,389
--------------------------------------------------------------------------------------------------------
     5,000  TX Lower Colorado River Authority(1)          5.500   05/15/2019  09/30/2011(A)        5,019
--------------------------------------------------------------------------------------------------------
    20,000  TX Lower Colorado River Authority(1)          6.000   05/15/2013  09/30/2011(A)       20,091
--------------------------------------------------------------------------------------------------------
    50,000  TX Public Finance Authority(1)                5.375   10/01/2016  10/01/2011(A)       50,218
--------------------------------------------------------------------------------------------------------
   100,000  TX Public Finance Authority
            (Southern University)(1)                      5.500   11/01/2017  05/01/2012(A)      100,492
                                                                                               ---------
                                                                                               1,592,814
--------------------------------------------------------------------------------------------------------
U.S. Possessions-4.7%
    50,000  Puerto Rico Commonwealth GO(1)                4.700   07/01/2014  09/30/2011(A)       50,122
--------------------------------------------------------------------------------------------------------
   200,000  Puerto Rico Commonwealth GO(1)                4.750   12/01/2015  12/01/2012(A)      206,448
--------------------------------------------------------------------------------------------------------
   190,000  Puerto Rico Commonwealth GO(1)                5.500   07/01/2016  07/01/2016         210,900
--------------------------------------------------------------------------------------------------------
   205,000  Puerto Rico Commonwealth GO(1)                6.500   07/01/2013  07/01/2013         222,312
--------------------------------------------------------------------------------------------------------
   240,000  Puerto Rico Electric Power
            Authority, Series LL(1)                       5.500   07/01/2017  07/01/2017         271,618
--------------------------------------------------------------------------------------------------------

9 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

 Principal                                                                                   Effective
  Amount                                                               Coupon    Maturity    Maturity*        Value
-----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$    390,000  Puerto Rico Electric Power Authority, Series UU(1)      1.942%(2)  07/01/2017  07/01/2017     $   305,643
-----------------------------------------------------------------------------------------------------------------------
     155,000  Puerto Rico Government Devel. Bank(1)                   5.000      12/01/2013  12/01/2013         165,842
-----------------------------------------------------------------------------------------------------------------------
      45,000  Puerto Rico HFA (Vivienda Modernization)(1)             4.750      10/01/2011  10/01/2011          45,149
-----------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Highway &
              Transportation Authority(1)                             5.500      07/01/2014  07/01/2014          54,465
-----------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Highway &
              Transportation Authority(1)                             5.750      07/01/2019  07/01/2013(A)       51,632
-----------------------------------------------------------------------------------------------------------------------
      15,000  Puerto Rico Highway &
              Transportation Authority, Series G(1)                   5.250      07/01/2019  07/01/2013(A)       15,598
-----------------------------------------------------------------------------------------------------------------------
     150,000  Puerto Rico Industrial Devel.
              Company, Series B(1)                                    5.375      07/01/2016  09/30/2011(A)      150,287
-----------------------------------------------------------------------------------------------------------------------
      35,000  Puerto Rico Infrastructure(1)                           5.500      07/01/2015  07/01/2015          38,159
-----------------------------------------------------------------------------------------------------------------------
      60,000  Puerto Rico Public Buildings
              Authority(1)                                            5.000      07/01/2013  07/01/2013          63,207
-----------------------------------------------------------------------------------------------------------------------
      25,000  V.I. Public Finance Authority,
              Series A(1)                                             6.375      10/01/2019  10/01/2011(A)       25,050
                                                                                                             ----------
                                                                                                              1,876,432
-----------------------------------------------------------------------------------------------------------------------
Utah-0.1%
      35,000  UT Water Finance Agency                                 5.375      10/01/2012  09/30/2011(A)       35,127
-----------------------------------------------------------------------------------------------------------------------
Vermont-0.1%
      50,000  Burlington, VT Electric(1)                              5.375      07/01/2013  07/01/2012(A)       51,602
-----------------------------------------------------------------------------------------------------------------------
Virginia-0.6%
     235,000  Norfolk, VA Redevel. & Hsg.
              Authority (Merrimack Landing)(1)                        5.500      12/01/2013  09/30/2011(A)      235,700
-----------------------------------------------------------------------------------------------------------------------
Washington-0.2%
     100,000  WA Health Care Facilities
              Authority (Provident Health &
              Services/Providence Health
              System-Oregon Obligated Group)(1)                       5.125      10/01/2017  10/01/2011(A)      100,412
-----------------------------------------------------------------------------------------------------------------------
West Virginia-0.6%
     235,000  Ohio County, WV Board of
              Education(1)                                            5.125      06/01/2018  09/30/2011(A)      235,792
-----------------------------------------------------------------------------------------------------------------------
Wisconsin-0.5%
      50,000  Beloit, WI Water System(1)                              4.375      11/01/2018  11/01/2013(A)       52,282
-----------------------------------------------------------------------------------------------------------------------
     120,000  Phillips, WI Water & Sewer(1)                           4.900      01/15/2013  09/30/2011(A)      120,289
-----------------------------------------------------------------------------------------------------------------------
      25,000  WI H&EFA (Agnesian Healthcare)(1)                       5.000      07/01/2018  09/30/2011(A)       25,031
-----------------------------------------------------------------------------------------------------------------------
      10,000  WI H&EFA (Monroe Clinic)(1)                             5.125      02/15/2016  09/30/2011(A)       10,021
                                                                                                             ----------
                                                                                                                207,623
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $38,019,147)-96.5%                                                         38,368,531
-----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities-3.5                                                                           1,376,109
                                                                                                            -----------
Net Assets-100.0%                                                                                           $39,744,640
                                                                                                            ===========


10 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

Footnotes to Statement of Investments

----------
* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.  Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of August 31, 2011 based on valuation input level:

                                                                                         LEVEL 3-
                                        LEVEL 1-               LEVEL 2-                SIGNIFICANT
                                      UNADJUSTED          OTHER SIGNIFICANT            UNOBSERVABLE
                                     QUOTED PRICES        OBSERVABLE INPUTS              INPUTS                    VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Alabama                               $   --                $    822,500                  $  --              $   822,500
  Arizona                                   --                     182,406                     --                  182,406
  California                                --                   6,492,964                     --                6,492,964
  Colorado                                  --                     126,052                     --                  126,052
  Connecticut                               --                      40,384                     --                   40,384
  District of Columbia                      --                   1,750,000                     --                1,750,000
  Florida                                   --                   2,876,255                     --                2,876,255
  Georgia                                   --                      35,813                     --                   35,813
  Illinois                                  --                   5,006,144                     --                5,006,144
  Indiana                                   --                      75,180                     --                   75,180
  Kansas                                    --                      50,956                     --                   50,956
  Kentucky                                  --                      30,098                     --                   30,098
  Louisiana                                 --                     261,584                     --                  261,584
  Maine                                     --                      15,060                     --                   15,060
  Maryland                                  --                      25,071                     --                   25,071
  Massachusetts                             --                     176,823                     --                  176,823
  Michigan                                  --                   1,358,840                     --                1,358,840
  Minnesota                                 --                      20,025                     --                   20,025
  Missouri                                  --                     677,432                     --                  677,432
  Nevada                                    --                     286,625                     --                  286,625
  New Jersey                                --                   2,625,245                     --                2,625,245
  New York                                  --                   4,321,597                     --                4,321,597
  Ohio                                      --                   2,654,304                     --                2,654,304
  Oregon                                    --                     130,435                     --                  130,435
  Pennsylvania                              --                   3,283,567                     --                3,283,567
  Rhode Island                              --                     165,423                     --                  165,423
  Tennessee                                 --                     542,246                     --                  542,246
  Texas                                     --                   1,592,814                     --                1,592,814
  U.S. Possessions                          --                   1,876,432                     --                1,876,432

11 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

                                                                                       LEVEL 3-
                                        LEVEL 1-              LEVEL 2-               SIGNIFICANT
                                      UNADJUSTED         OTHER SIGNIFICANT           UNOBSERVABLE
                                     QUOTED PRICES       OBSERVABLE INPUTS              INPUTS                     VALUE
-------------------------------------------------------------------------------------------------------------------------
  Utah                                      --                      35,127                     --                   35,127
  Vermont                                   --                      51,602                     --                   51,602
  Virginia                                  --                     235,700                     --                  235,700
  Washington                                --                     100,412                     --                  100,412
  West Virginia                             --                     235,792                     --                  235,792
  Wisconsin                                 --                     207,623                     --                  207,623
                                        ----------------------------------------------------------------------------------
Total Assets                            $   --                $ 38,368,531                  $  --              $38,368,531
                                        ----------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA       Communities Devel. Authority
COP       Certificates of Participation
CaMH      Cape Memorial Hospital
DA        Dormitory Authority
EDFA      Economic Devel. Finance Authority
ERDA      Energy Research and Devel. Authority
FHS       Freeman Health System
FNH       Freeman Neosho Hospital
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEBA      Higher Education Building Authority
HEHA      Higher Education and Health Authority
HFA       Housing Finance Agency
HRHS      Holy Redeemer Health System
HRMCO     HR Managed Care Organization
HRPAS     Holy Redeemer Physician & Aumbulatory Service
HRVNA     HR Visiting Nurse Agency
IDA       Industrial Devel. Agency
L.I.      Long Island
LILCO     Long Island Lighting Corp.
LMH       Lee Memorial Hospital
MMC       Mercy Medical Center
M-S-R     Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA       Metropolitan Transportation Authority
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
OH        Oakwood Healthcare
OHP       Oakwood Health Promotions
OUH       Oakwood United Hospitals
PHH       Pinnacle Health Hospitals
PHMS      Pinnacle Health Medical Services
PHS       Pinnacle Health System
RIH       Rhode Island Hospital
RNSMC     Rush North Shore Medical Center
RPSLMC    Rush Presbyterian St. Luke's Medical Center
SCHRC     St. Charles Hospital and Rehabilitation Center
TMH       The Miriam Hospital
V.I.      United States Virgin Islands

12 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

13 | Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2011 (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $38,019,147
                                  ===========
Gross unrealized appreciation     $   359,067
Gross unrealized depreciation          (9,683)
                                  -----------
Net unrealized appreciation       $   349,384
                                  ===========

14 | Oppenheimer Rochester Short Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/12/2011